RESTATEMENT (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Mar. 04, 2023	Feb. 28, 2022	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022
Consulting services paid			$ 7,000	$ 660,000	$ 240,000
Series A Preferred Stock [Member]
Number of shares conversion	1,105,679	1,105,644			1,105,679
Coversion of stock, shares					1,699,146